Securities and Exchange Commission
Washington, DC  20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Invesco Municipal Trust
1555 Peachtree Street, N.E.
Atlanta, GA  30309

under the
Investment Company Act of 1940
Investment Company Act File No. 811-06362

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Municipal Trust (the “Fund”) to be redeemed:

Variable Rate Muni Term Preferred Shares, Series 2015/12-VKQ, Liquidation Preference $100,000.00 per share (CUSIP # 46131J 707).

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Muni Term Preferred Shares

Series	Date
Series 2015/12-VKQ	On or about July 17, 2023

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Muni Term Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Statement of Preferences of Variable Rate Muni Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem a portion of its outstanding Variable Rate Muni Term Preferred Shares, as set forth below:

Variable Rate Muni Term Preferred Shares

Series	Number of Shares
Series 2015/12-VKQ	200

The Variable Rate Muni Term Preferred Shares to be redeemed will be selected by lot (as determined by The Depository Trust Company).

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of June, 2023.

INVESCO MUNICIPAL TRUST

By:	/s/ Alissa Clare
Name:	Alissa Clare
Title:	Assistant Secretary